Income tax benefits / (expenses) - Summary of Group's theoretical tax and its income taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income tax benefits / (expenses)
Loss before tax	€ (267,138)	€ (185,920)	[1]	€ (141,976)	[1]
Group's weighted theoretical tax (calculated in absolute values on the basis of subsidiaries'pre-taxable income / loss)	74,361	51,444		37,737
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(11,835)	(6,261)		(8,257)
Taxes relating to prior years	51	(772)		(705)
Deferred tax assets not recognized	(61,879)	(51,525)		(34,021)
Reversal of deferred tax assets arising from impairment of brand value within intangible assets	16,063
Other tax items	(986)	4,028		1,923
Total income tax benefits / (expenses)	€ 15,775	€ (3,086)	[1]	€ (3,323)	[1]

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).